Stock-Based Compensation	12 Months Ended
Dec. 31, 2018
Stock-Based Compensation

9. Stock-Based Compensation

2016 Stock Option and Grant Plan

In April 2018, the Company’s 2016 Stock Option and Grant Plan (the “2016 Plan”) was amended to increase the number of shares reserved for issuance under the 2016 Plan by 1,884,850 shares to 5,900,917 shares. Upon effectiveness of the Company’s 2018 Stock Option and Incentive Plan, (the “2018 Plan”) in June 2018, the remaining 1,142,136 shares available under the 2016 Plan became available for issuance under the 2018 Plan and no future issuance will be made under the 2016 Plan. Additionally, shares of common stock underlying any awards under the 2016 Plan that are forfeited, cancelled, held back upon exercise or settlement of an award to satisfy the exercise price or tax withholding, reacquired by the Company prior to vesting, satisfied without any issuance of stock, expire or are otherwise terminated (other than by exercise) will be available for future awards under the 2018 Plan.

2018 Stock Option and Incentive Plan

The 2018 Plan was approved in May 2018 and became effective on June 19, 2018. The 2018 Plan provides for the grant of incentive stock options, non-statutory stock options, restricted stock, restricted stock units, stock appreciation rights, performance units and performance shares to employees, directors and consultants. The Company initially reserved 1,765,162 shares of common stock plus the 1,142,136 shares of common stock remaining available for issuance under the 2016 Plan for the issuance of awards under the 2018 Plan. As of December 31, 2018, 2,693,929 shares remained available for future grants under the 2018 Plan.

The 2018 Plan provides that the number of shares reserved and available for issuance under the 2018 Plan will automatically increase each January 1, beginning on January 1, 2019, by 4% of the outstanding number of shares of the Company’s common stock on the immediately preceding December 31 or such lesser number of shares as determined by the Company’s compensation committee. This number is subject to adjustment in the event of a stock split, stock dividend or other change in capitalization. The number of shares reserved for issuance under the 2018 Plan was increased by 1,332,201 shares effective January 1, 2019.

Both the 2016 Plan and the 2018 Plan are administered by the board of directors, or at the discretion of the board of directors, by a committee of the board. The exercise prices, vesting and other restrictions are determined at the discretion of the board of directors, or their committee if so delegated, except that the term of awards may not be greater than ten years. Vesting periods are determined at the discretion of the board of directors. Awards granted to employees and directors typically vest over three or four years. The exercise price for stock options granted may not be less than the fair value of common stock as of the date of grant. Subsequent to the IPO, the fair value of common stock is based on quoted market prices. Prior to the IPO, the Company’s board of directors valued the Company’s common stock, taking into consideration its most recently available valuation of common stock performed by third parties as well as additional factors which may have changed since the date of the most recent contemporaneous valuation through the date of grant.

Common Stock Option Valuation

The fair value of stock option grants is estimated using the Black-Scholes option-pricing model. The Company historically has been a private company and lacks company-specific historical and implied volatility information. Therefore, the Company estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. For options with service-based vesting conditions, the expected term of the Company’s stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The expected term of stock options granted to non-employees is equal to the contractual term of the option award. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

The assumptions that the Company used to determine the fair value of options granted were as follows, presented on a weighted average basis:

	Year Ended December 31,
	2018	2017
Risk-free interest rate	2.8%	2.0%
Expected term (in years)	6.2	6.0
Expected volatility	78.4%	78.1%
Expected dividend yield	0%	0%

There were no common stock options granted during the year ended December 31, 2016.

Common Stock Option Activity

The following table summarizes the Company’s option activity since December 31, 2017:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2017	624,406	$4.84	9.8	$1,791
Granted	3,123,026	9.40
Exercised	(4,152)	7.71
Forfeited	(233,451)	8.29

Outstanding as of December 31, 2018	3,509,829	$8.67	9.2	$526

Options vested and expected to vest as of December 31, 2018	3,509,829	$8.67	9.2	$526

Options exercisable as of December 31, 2018	573,669	$7.51	9.1	$179

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the options and the fair value of the Company’s common stock for those options that had exercise prices lower than the fair value of the Company’s common stock. The aggregate intrinsic value of options exercised during the year ended December 31, 2018 was less than $0.1 million. There were no options exercised during the years ended December 31, 2017 and 2016.

The weighted average grant-date fair value per share of stock options granted during the years ended December 31, 2018 and 2017 was $6.56 and $3.31, respectively.

As of December 31, 2018, there was 187,686 stock options held by non-employees. There were no stock options held by non-employees as of December 31, 2017.

Restricted Stock Activity

Unvested shares of restricted stock may not be sold or transferred by the holder. These restrictions lapse according to the time-based vesting conditions of each award.

The table below summarizes the Company’s restricted stock activity for grants issued under the 2016 Plan since December 31, 2017:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2017	2,107,300	$1.25
Vested	(907,562)	1.23
Forfeited	(177,217)	1.89

Outstanding as of December 31, 2018	1,022,521	$1.16

The total fair value of restricted stock vested during the years ended December 31, 2018, 2017 and 2016 was $9.3 million, $1.9 million and $0.6 million, respectively.

As of December 31, 2018 and 2017, there were 326,017 and 626,376, respectively, of unvested shares of restricted stock held by non-employees.

Stock-Based Compensation

Stock-based compensation expense was classified in the statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2018	2017	2016
Research and development expenses	$6,032	$1,626	$427
General and administrative expenses	4,671	633	235

	$10,703	$2,259	$662

As of December 31, 2018, total unrecognized compensation cost related to the unvested stock-based awards was $16.8 million, which is expected to be recognized over a weighted average period of 2.3 years.